PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
COMPONENTS OF PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2010	2011

Prepaid for building construction project	—	6,197
Prepaid rentals	1,195	1,705
Advances to employees	790	397
Performance security deposit	757	105
Option exercise receivable	642	43
Interests receivable	347	801
Advance to suppliers	136	323
Prepaid insurance premium	85	708
Prepaid for income tax	—	616
Other prepaid expenses	908	1,970

Total	4,860	12,865